Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 4,799	$ 2,336
Provisions for expected credit losses	332	188
Total provisions	$ 5,131	$ 2,524